Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 173.13
Previously Paid Amount	0
Total Fee Amount	0.02
Total Offset Amount	0.02
Net Fee	$ 0
Combined Prospectus Table N/A	N/A